------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

Money Market
Mutual Fund

Prime
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

INSTITUTIONAL CLASS

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

INVESTMENT ADVISER COMMENTS

  Money Market Mutual Fund -- Institutional Class                              1

  Prime Money Market Mutual Fund -- Institutional Class                        1

  Treasury Money Market Mutual Fund -- Institutional Class                     1

PORTFOLIOS OF INVESTMENTS

  Money Market Mutual Fund                                                     2

  Prime Money Market Mutual Fund                                               6

  Treasury Money Market Mutual Fund                                            8

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         10

  Statements of Operations                                                    11

  Statements of Changes in Net Assets                                         12

  Financial Highlights                                                        14

  Notes to Financial Statements                                               20

  Independent Auditors' Report                                                28

  Proxy Voting Results                                                        29

LIST OF ABBREVIATIONS                                                         30
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

-------------------------
INVESTMENT ADVISER COMMENTS
MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS
PRIME MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS
TREASURY MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS

RETURNS:

The seven-day effective yields as of September 30, 1996, for the Institutional Class shares of the money market funds are as follows: 5.00% for the Money Market Mutual Fund, 5.23% for the Treasury Money Market Mutual Fund and 5.43% for the Prime Money Market Mutual Fund.

ECONOMIC FACTORS:

The largest single factor to influence money market yields are changes in short-term interest rates by the Federal Reserve. At the beginning of 1996, the expectation was that the Fed would continue to reduce interest rates to help spur the economy. This did not prove to be the case when several government reports showed stronger than expected growth. Speculation quickly turned to the possibility of the Fed raising rates instead.

The third quarter began with continued expectations that the economy would strengthen due to strong employment gains and rising commodity prices. The markets anticipated higher inflation and higher interest rates.

As the quarter ended, signs that the economy was slowing began to appear. Initial jobless claims bottomed in late August and stayed in a slight upward trend for the remainder of the quarter. Commodity prices ended the quarter lower. The widely anticipated Federal Reserve meeting on September 24, however, resulted in no change in policy and the equity and bond markets rallied sharply.

STRATEGIC COMMENT:

With signs of a slowing economy and the Fed's reluctance to raise interest rates, floating rate securities, which use the Prime Rate as an index, appear attractive. Also, six month commercial paper has been offering values yielding 33 basis points above that of comparable Treasury Bills. For Funds investing exclusively in Treasury securities, the Treasury-bill curve shows that securities with six-month or longer maturities offer the best value.

All holdings in the Funds are rated in the top four categories by national credit rating agencies. These securities meet with the approval of the Wells Fargo Credit Policy Committee. For Treasury or Government Money Market funds, all securities are U.S. Treasury or Agency securities.

                                                           ---------------------

MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER - 64.61%
$89,000,000  Abbott Laboratories                                  5.37 %        10/29/96   $   88,628,277
 50,000,000  American Express Corp                                5.32          10/08/96       49,948,278
 50,000,000  American Express Corp                                5.32          10/10/96       49,933,500
 50,000,000  American Express Corp                                5.30          11/26/96       49,587,778
 50,000,000  American Express Credit Corp                         5.30          11/21/96       49,624,583
 50,000,000  American General Finance Corp                        5.28          11/21/96       49,626,000
 34,400,000  Asset Securitization Cooperative Corp +              5.36          10/22/96       34,292,443
 50,000,000  Asset Securitization Cooperative Corp +              5.42          10/24/96       49,828,081
 60,000,000  Asset Securitization Cooperative Corp +              5.35          10/24/96       59,793,697
 60,000,000  Associates Corp of North America                     5.38          10/17/96       59,856,533
 70,000,000  Associates Corp of North America                     5.35          10/18/96       69,823,153
 50,000,000  Bank of Nova Scotia                                  5.45          10/16/96       49,886,458
 55,200,000  Beta Finance Inc +                                   5.31          11/19/96       54,801,042
 50,000,000  Canadian Imperial Holdings Inc                       5.46          10/09/96       49,939,278
 50,000,000  Canadian Imperial Holdings Inc                       5.33          11/01/96       49,770,514
 85,000,000  Canadian Wheat Board                                 5.41          03/27/97       82,739,071
 50,000,000  CIT Group Holdings Inc                               5.35          10/09/96       49,940,556
 50,000,000  CIT Group Holdings Inc                               5.45          10/23/96       49,833,472
 50,000,000  CIT Group Holdings Inc                               5.30          12/05/96       49,521,528
 50,400,000  Corporate Receivables Corp +                         5.42          10/02/96       50,392,412
 35,000,000  Corporate Receivables Corp +                         5.47          10/10/96       34,952,138
 90,000,000  Corporate Receivables Corp +                         5.32          11/05/96       89,534,500
 50,000,000  Daimler Benz North America Corp                      5.42          10/16/96       49,887,083
 50,000,000  Daimler Benz North America Corp                      5.30          11/19/96       49,639,306
 63,900,000  Falcon Asset Securitization Corp +                   5.33          10/25/96       63,672,942
 50,000,000  Ford Motor Corp                                      5.43          10/01/96       50,000,000
100,000,000  Ford Motor Corp                                      5.37          10/15/96       99,791,167
 50,000,000  Ford Motor Credit Corp                               5.43          10/22/96       49,841,625
 50,300,000  Glaxo Holdings Plc                                   5.42          10/28/96       50,095,531
  7,548,000  Greenwich Asset Funding Corp                         5.42          10/11/96        7,536,636
 21,000,000  Greenwich Asset Funding Corp                         5.42          10/18/96       20,946,252
 15,071,000  Greenwich Asset Funding Corp                         5.42          10/21/96       15,025,620
 30,000,000  Greenwich Asset Funding Corp                         5.30          11/13/96       29,810,083
144,500,000  Hewlett Packard Co                                   5.40          10/16/96      144,174,875

------------------------
2

                                                        MONEY MARKET MUTUAL FUND

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Household Finance Corp                               5.45 %        05/28/97   $   50,000,000
100,000,000  IBM Credit Corp                                      5.34          10/17/96       99,762,667
 20,000,000  IBM Credit Corp                                      5.35          10/21/96       19,940,556
 50,000,000  National Australia Bank                              5.47          11/01/96       49,764,486
 50,000,000  National Rural Utilities Cooperative Finance
               Corp                                               5.30          11/14/96       49,676,111
 50,000,000  New Center Asset Trust                               5.46          11/07/96       49,719,417
  9,500,000  PHH Corp                                             5.35          10/17/96        9,477,411
 20,000,000  PHH Corp                                             5.35          10/18/96       19,949,472
 32,000,000  PHH Corp                                             5.35          10/21/96       31,904,889
 65,000,000  PHH Corp                                             5.32          10/31/96       64,711,833
 23,075,000  Preferred Receivables Funding Corp +                 5.40          10/23/96       22,998,853
 50,000,000  Prudential Funding Corp                              5.39          10/03/96       49,985,028
 50,000,000  Prudential Funding Corp                              5.29          11/20/96       49,632,639
 50,000,000  Prudential Funding Corp                              5.28          11/26/96       49,589,333
 39,600,000  RTZ America Inc                                      5.35          10/23/96       39,470,530
 28,000,000  Sheffield Receivables Corp +                         5.35          10/16/96       27,937,583
 24,340,000  Sheffield Receivables Corp +                         5.37          10/21/96       24,267,386
 30,000,000  Sony Capital Corp +                                  5.30          10/01/96       30,000,000
 23,000,000  Sony Capital Corp +                                  5.35          10/18/96       22,941,893
 43,000,000  Student Loan Corp                                    5.29          11/20/96       42,684,069
120,000,000  Sweden (Kingdom of)                                  5.58          03/10/97      117,024,000
 50,000,000  Transamerica Finance Corp                            5.46          10/17/96       49,878,667
 50,000,000  Warner Lambert Co                                    5.30          10/03/96       49,985,274
 45,000,000  WCP Funding Inc +                                    5.34          10/22/96       44,859,824
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $2,918,836,333

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE MEDIUM-TERM NOTES - 1.11%
$50,000,000  FCC National Bank                                    5.37 %        12/04/96   $   50,000,000

             SHORT-TERM FEDERAL AGENCIES - 4.59%
$ 3,995,000  Federal Home Loan Bank                               5.30 %*       10/07/96   $    3,991,471
 50,905,000  Federal Home Loan Mortgage Corp                      5.28 *        10/07/96       50,860,204
 38,000,000  Federal Home Loan Mortgage Corp                      5.46 *        10/10/96       37,949,650
 50,000,000  Federal Home Loan Mortgage Corp                      5.39 *        10/11/96       49,925,208
 15,000,000  Federal National Mortgage Assoc                      5.75 *        10/01/96       15,000,000
 50,000,000  Federal National Mortgage Assoc                      5.37 *        10/29/96       49,791,167
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  207,517,700

             VARIABLE AND FLOATING RATE BONDS - 16.92%
$50,000,000  Abbey National North America                         5.35 %        05/21/97   $   49,967,631
 50,000,000  Abbey National North America                         5.55          07/17/97       49,965,650
 50,000,000  Comerica Inc                                         5.39          10/30/96       49,970,920
100,000,000  Comerica Inc                                         5.84          11/08/96       99,941,840
135,000,000  FCC National Bank                                    5.24          10/31/96      134,934,903
 47,000,000  Federal Home Loan Bank                               5.37          08/08/97       46,968,298
100,000,000  International Business Machines Credit Corp          5.38          11/06/96       99,913,570
  8,000,000  Merrill Lynch & Co Inc                               6.06          10/25/96        8,000,000
125,000,000  PNC Funding Corp                                     5.32          05/15/97      124,907,600
100,000,000  Sony Capital Corp                                    5.51          09/04/97      100,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  764,570,412

             U.S. TREASURY BILLS - 8.58%
$35,000,000  U.S. Treasury Bills                                  4.80 %*       11/14/96   $   34,785,903
260,000,000  U.S. Treasury Bills                                  5.24 *        02/06/97      255,577,600
100,000,000  U.S. Treasury Bills                                  5.31 *        04/03/97       97,348,612
                                                                                           --------------
             TOTAL U.S. TREASURY BILLS                                                     $  387,712,115

------------------------
4

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 4.49%
$202,778,000 Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $  202,778,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $4,531,414,560)** (Note 1)                        100.30%               $4,531,414,560
              Other Assets and Liabilities, Net                        (0.30)                  (13,683,631)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $4,517,730,929
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
  + THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSIT - 13.29%
$60,000,000  American Express Centurion Bank                      5.38 %        10/11/96   $   60,000,000
 30,000,000  Deutsche Bank (Yankee)                               6.11          07/11/97       30,000,000
 30,000,000  Societe Generale (Yankee)                            6.09          07/30/97       30,000,000
 20,000,000  Union Bank of California                             5.60          03/25/97       20,000,000
 50,000,000  Union Bank of San Francisco                          6.00          04/04/97       50,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $  190,000,000

             COMMERCIAL PAPER - 57.96%
$25,000,000  Asset Securitization Cooperative Corp+               5.37 %*       10/15/96   $   24,947,792
 60,000,000  Associates Corp of North America                     5.38 *        10/16/96       59,865,500
 50,000,000  Budget Funding Corp                                  5.27 *        10/01/96       50,000,000
 50,000,000  CIT Group Holdings Inc                               5.35 *        10/09/96       49,940,556
 60,000,000  Canadian Wheat Board                                 5.59 *        03/14/97       58,472,067
 50,000,000  Ciesco LP+                                           5.26 *        10/01/96       50,000,000
 50,000,000  Corporate Receivables Corp+                          5.35 *        10/15/96       49,895,972
 60,000,000  Ford Motor Credit Corp                               5.37 *        10/11/96       59,910,500
 50,000,000  General Electric Capital Corp                        5.30 *        10/25/96       49,823,333
 35,000,000  Goldman Sachs & Co                                   5.50 *        02/24/97       34,219,306
 40,706,000  Greenwich Funding Corp+                              5.45 *        10/23/96       40,570,426
 30,000,000  IBM Credit Corp                                      5.34 *        10/16/96       29,933,250
 30,000,000  IBM Credit Corp                                      5.35 *        10/21/96       29,910,833
 36,800,000  National Rural Utilties Cooperative Finance
               Corp                                               5.27 *        10/02/96       36,794,613
 40,000,000  Preferred Receivables Funding Corp+                  5.37 *        10/21/96       39,880,667
 30,000,000  RTZ America Inc                                      5.34 *        10/22/96       29,906,550
 60,000,000  Smithkline Beecham Corp                              5.35 *        10/22/96       59,812,925
 45,000,000  Sony Capital Corp+                                   5.32 *        10/25/96       44,840,400
 30,000,000  WCP Funding Corp+                                    5.38 *        10/23/96       29,901,367
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $  828,626,057

------------------------
6

                                                  PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE MEDIUM-TERM NOTES - 2.45%
$35,000,000  Merrill Lynch & Co                                   6.06 %        10/25/96   $   35,000,000

             SHORT-TERM FEDERAL AGENCIES - 8.03%
 40,000,000  Federal Home Loan Bank                               5.28 %        01/08/97   $   39,419,200
 25,900,000  Federal Home Loan Bank                               5.22          01/13/97       25,509,428
 50,000,000  Federal National Mortgage Assoc                      5.17          10/11/96       49,928,194
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  114,856,822

             VARIABLE- AND FLOATING-RATE NOTES - 6.64%
 45,000,000  Bayerische Landesbank                                5.87 %        10/30/96   $   45,000,000
 50,000,000  PNC Bank Corp                                        5.00          07/02/97       49,969,890
                                                                                           --------------
             TOTAL VARIABLE- AND FLOATING-RATE NOTES                                       $   94,969,890

             REPURCHASE AGREEMENTS - 11.64%
166,369,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $  166,369,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,429,821,769)**(Note 1)                         100.01%               $1,429,821,769
              Other Assets and Liabilities                             (0.01)                     (201,929)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,429,619,840
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
  + THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 ** COST FOR FEDERAL INCOME TAX PURPOSES ARE THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY NOTES - 13.49%
$50,000,000  U.S. Treasury Notes                                  5.63 %        06/30/97   $   49,932,442
 85,000,000  U.S. Treasury Notes                                  6.50          05/15/97       85,381,508
 65,000,000  U.S. Treasury Notes                                  6.63          03/31/97       65,318,438
 60,000,000  U.S. Treasury Notes                                  6.75          02/28/97       60,290,876
                                                                                           --------------
             TOTAL U.S. TREASURY NOTES                                                     $  260,923,264

             U.S. TREASURY BILLS - 39.62%
$275,000,000 U.S. Treasury Bills                                  5.18 %*       10/03/96   $  274,927,194
300,000,000  U.S. Treasury Bills                                  4.78 *        10/10/96      299,616,750
100,000,000  U.S. Treasury Bills                                  5.04 *        11/14/96       99,384,000
 50,000,000  U.S. Treasury Bills                                  4.98 *        03/06/97       48,889,583
 45,000,000  U.S. Treasury Bills                                  5.17 *        04/03/97       43,773,525
                                                                                           --------------
             TOTAL U.S. TREASURY BILLS                                                     $  766,591,052

             REPURCHASE AGREEMENTS - 47.08%
$225,975,000 Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $  225,975,000
230,000,000  HSBC Securities Inc Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.70          10/01/96      230,000,000
225,000,000  JP Morgan Securities Inc Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.70          10/01/96      225,000,000
230,000,000  Morgan Stanley Tri-Party Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.65          10/01/96      230,000,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  910,975,000

------------------------
8

                                               TREASURY MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $1,938,489,316)**(Note 1)                         100.19%               $1,938,489,316
              Other Assets and Liabilities                             (0.19)                   (3,769,466)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,934,719,850
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                                         PRIME           TREASURY
                                               MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                MUTUAL FUND        MUTUAL FUND        MUTUAL FUND
-------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost below) (includes repurchase
    agreements of $166,369,000 and
    $910,975,000 for the Prime Money
    Market Mutual Fund and the Treasury
    Money Market Mutual Fund,
    respectively)                            $4,531,414,560     $1,429,821,769     $1,938,489,316
  Cash                                                    0             13,677            326,756
Receivables:
  Interest                                        6,205,121          5,621,871          3,300,542
Organizational expenses, net of
  amortization                                       30,704             54,635            100,861
Prepaid expenses and other assets                   145,850            144,338            365,634
TOTAL ASSETS                                  4,537,796,235      1,435,656,290      1,942,583,109
LIABILITIES
Cash overdraft due to custodian                     112,738                  0                  0
Payables:
  Distribution to shareholders                   15,889,186          4,873,989          6,295,662
  Due to sponsor and distributor                  1,327,462            169,776            238,016
  Due to advisor (Note 2)                         2,431,536            707,411            931,799
  Other                                             304,384            285,274            397,782
TOTAL LIABILITIES                                20,065,306          6,036,450          7,863,259
TOTAL NET ASSETS
                                             $4,517,730,929     $1,429,619,840     $1,934,719,850
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $3,801,756,555     $  264,918,026     $   53,705,222
  Paid-in capital - Service Class               699,303,315        740,919,438      1,340,314,198
  Paid-in capital - Institutional Class          18,505,994        423,988,590        540,680,847
  Undistributed (overdistributed) net
    investment income                                (3,642)          (103,126)           (19,689)
  Undistributed net realized gain (loss)
    on investments                               (1,831,293)          (103,088)            39,272
TOTAL NET ASSETS                             $4,517,730,929     $1,429,619,840     $1,934,719,850
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $3,799,908,212     $  264,900,283     $   53,705,675
Shares outstanding - Class A                  3,800,365,566        264,985,203         53,726,206
Net asset value and offering price per
  share - Class A                            $         1.00     $         1.00     $         1.00
Net Assets - Service Class                   $  699,230,511     $  740,760,320     $1,340,325,184
Shares outstanding - Service Class              699,303,315        740,919,438      1,340,314,198
Net asset value and offering price per
  share - Service Class                      $         1.00     $         1.00     $         1.00
Net Assets - Institutional Class             $   18,592,206     $  423,959,237     $  540,688,991
Shares outstanding - Institutional Class         18,583,883        424,081,756        540,804,906
Net asset value and offering price per
  share - Institutional Class                $         1.00     $         1.00     $         1.00
INVESTMENT AT COST                           $4,531,414,560     $1,429,821,769     $1,938,489,316
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
10

                                                        STATEMENTS OF OPERATIONS

                                                                                                   TREASURY
                                                                                PRIME MONEY           MONEY
                                                                                     MARKET          MARKET
                                                  MONEY MARKET MUTUAL FUND      MUTUAL FUND     MUTUAL FUND
                                             -----------------------------     ------------     -----------
                                             FOR THE NINE          FOR THE          FOR THE         FOR THE
                                             MONTHS ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                SEPT. 30,         DEC. 31,        SEPT. 30,       SEPT. 30,
                                                     1996             1995             1996            1996
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $157,416,270     $189,686,272     $ 76,400,197     $105,450,049
TOTAL INVESTMENT INCOME                       157,416,270      189,686,272       76,400,197     105,450,049
EXPENSES (NOTE 2)
  Advisory fees                                11,593,678       12,729,506        3,399,237       4,516,348
  Administration fees                             872,577          954,713        1,230,872       1,745,759
  Custody fees                                    489,652          537,886          159,830         252,183
  Shareholder servicing fees                    8,436,247        9,399,920        3,335,692       4,608,283
  Portfolio accounting fees                       625,939          698,002           20,916               0
  Transfer agency fees                          1,927,196        1,100,155           43,131          82,755
  Distribution fees                             4,067,866        2,898,662           62,301          13,064
  Amortization of organizational
    expenses                                       12,191           14,420                0           7,954
  Legal and audit fees                            388,102          283,256           39,536          47,635
  Registration fees                               242,858          257,244          134,969         218,636
  Directors' fees                                   3,743            5,000            2,912           2,910
  Shareholder reports                             187,179          154,384                0          12,326
  Other                                            50,607           58,909          115,064          63,074
TOTAL EXPENSES                                 28,897,835       29,092,057        8,544,460      11,570,927
Less:
  Waived and reimbursed fees (Note 2)          (3,884,553)      (3,193,347)      (2,901,214)     (4,051,564)
Net expenses                                   25,013,282       25,898,710        5,643,246       7,519,363
NET INVESTMENT INCOME                         132,402,988      163,787,562       70,756,951      97,930,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                   740,929       (1,181,926)               0          39,272
NET GAIN (LOSS) ON INVESTMENTS                    740,929       (1,181,926)               0          39,272
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $133,143,917     $162,605,636     $ 70,756,951     $97,969,958
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------------
                                                FOR THE NINE
                                                MONTHS ENDED             FOR THE            FOR THE
                                                   SEPT. 30,          YEAR ENDED         YEAR ENDED
                                                    1996 (1)       DEC. 31, 1995      DEC. 31, 1994
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   132,402,988     $   163,787,562     $   42,335,237
  Net realized gain (loss) on sale of
    investments                                      740,929          (1,181,926)           (85,382)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 133,143,917         162,605,636         42,249,855
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (113,221,991)       (150,704,682)       (42,335,237)
    SERVICE CLASS                                (19,122,485)        (13,082,880)                 0
    INSTITUTIONAL CLASS                              (62,154)                  0                  0
  In excess of net investment income
    CLASS A                                                0                   0                  0
    SERVICE CLASS                                          0                   0                  0
    INSTITUTIONAL CLASS                                    0                   0                  0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          2,061,107,506       2,284,498,553      2,694,494,544
  Reinvestment of dividends - Class A            111,610,934         146,963,258         32,541,176
  Cost of shares redeemed - Class A           (1,266,041,632)     (1,881,800,747)      (700,482,027)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - CLASS A                                       906,676,808         549,661,064      2,026,553,693
  Proceeds from shares sold - Service
    Class                                      1,063,771,625       1,211,993,101                  0
  Reinvestment of dividends - Service
    Class                                         19,240,628          10,735,965                  0
  Cost of shares redeemed - Service
    Class                                     (1,002,807,161)       (603,630,843)                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - SERVICE CLASS                                  80,205,092         619,098,223                  0
  Proceeds from shares sold -
    Institutional Class                           19,474,700                   0                  0
  Reinvestment of dividends -
    Institutional Class                                    0                   0                  0
  Cost of shares redeemed -
    Institutional Class                             (882,494)                  0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                            18,592,206                   0                  0
INCREASE (DECREASE) IN NET ASSETS              1,006,211,393       1,167,577,361      2,026,468,311

NET ASSETS:
Beginning net assets                           3,511,519,536       2,343,942,175        317,473,864
ENDING NET ASSETS                            $ 4,517,730,929     $ 3,511,519,536     $2,343,942,175
---------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
12

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                   PRIME MONEY MARKET MUTUAL FUND       TREASURY MONEY MARKET MUTUAL FUND
                                             ------------------------------------     -----------------------------------
                                                     FOR THE              FOR THE             FOR THE             FOR THE
                                                  YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                              SEPT. 30, 1996       SEPT. 30, 1995      SEPT. 30, 1996      SEPT. 30, 1995
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    70,756,951     $     31,628,024     $    97,930,686     $    49,027,757
  Net realized gain (loss) on sale of
    investments                                            0                    0              39,272                   0
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                  70,756,951           31,628,024          97,969,958          49,027,757
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (14,569,914)                   0          (2,763,079)                  0
    SERVICE CLASS                                (34,814,564)         (31,328,215)        (33,164,442)        (48,762,724)
    INSTITUTIONAL CLASS                          (21,372,473)            (299,809)        (62,003,165)           (265,033)
  In excess of net investment income
    CLASS A                                          (17,515)                   0                (293)                  0
    SERVICE CLASS                                    (56,259)                   0              (4,695)                  0
    INSTITUTIONAL CLASS                              (29,352)                   0             (14,701)                  0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A            831,565,415                    0         265,329,368                   0
  Reinvestment of dividends - Class A                916,433                    0             303,969                   0
  Cost of shares redeemed - Class A             (567,563,822)                   0        (211,928,115)                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - CLASS A                                       264,918,026                    0          53,705,222                   0
  Proceeds from shares sold - Service
    Class                                      2,007,890,215        8,252,511,223       3,893,787,080      20,388,947,721
  Reinvestment of dividends - Service
    Class                                            117,361                    0             227,942                   0
  Cost of shares redeemed - Service
    Class                                     (1,881,188,708)      (8,203,819,000)     (3,555,407,931)    (20,077,871,000)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - SERVICE CLASS                                 126,818,868           48,692,223         338,607,091         311,076,721
  Proceeds from shares sold -
    Institutional Class                        5,079,644,286          104,661,000       4,920,884,222         120,817,000
  Reinvestment of dividends -
    Institutional Class                              176,187                    0           1,018,863                   0
  Cost of shares redeemed -
    Institutional Class                       (4,686,437,789)         (74,055,000)     (4,417,665,197)        (84,374,000)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                           393,382,684           30,606,000         504,237,888          36,443,000
INCREASE (DECREASE) IN NET ASSETS                785,016,452           79,298,223         896,569,784         347,519,721

NET ASSETS:
Beginning net assets                             644,603,388          565,305,165       1,038,150,066         690,630,345
ENDING NET ASSETS                            $ 1,429,619,840     $    644,603,388     $ 1,934,719,850     $ 1,038,150,066
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 MONEY MARKET MUTUAL FUND
                                                          -------------------------------
                                                                                  CLASS A
                                                          -------------------------------
                                                             PERIOD       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,   DEC. 31,   DEC. 31,
                                                           1996 (1)       1995       1994
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.03       0.05       0.04
  Net realized and unrealized gain on investments              0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.03       0.05       0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.03)     (0.05)     (0.04)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.03)     (0.05)     (0.04)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 3.55%      5.34%      3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $3,799,908 $2,892,621 $2,343,942
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.75%      0.75%      0.69%
  Ratio of net investment income to average net assets        4.66%      5.13%      4.12%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.88%      0.83%      0.89%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.53%      5.05%      3.92%
-----------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

---------------------
14

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                   MONEY MARKET MUTUAL FUND (CONT.)
                              -----------------------------------------------------
                                                                              INST.
                                   CLASS A (CONT.)               CLASS S      CLASS
                              --------------------  --------------------  ---------
                                   YEAR     PERIOD     PERIOD     PERIOD     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  SEPT. 30,   DEC. 31,  SEPT. 30,
                                   1993   1992 (2)       1996   1995 (3)   1996 (4)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.03       0.02       0.03       0.03       0.00
  Net realized and
    unrealized gain on
    investments                    0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.02       0.03       0.03       0.00
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.02)     (0.03)     (0.03)     (0.00)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.02)     (0.03)     (0.03)     (0.00)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.70%      1.50%      3.03%      2.73%      0.29%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $317,474   $236,269   $699,231   $618,899    $18,592
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.58%      0.20%      1.42%      1.43%      0.74%
  Ratio of net investment
    income to average net
    assets                        2.67%      2.98%      3.98%      4.40%      5.03%
-----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.00%      0.94%      1.55%      1.53%      0.77%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        2.25%      2.24%      3.85%      4.30%      5.00%
-----------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                PRIME MONEY MARKET MUTUAL
                                                                                 FUND (1)
                                                          -------------------------------
                                                            CLASS A         SERVICE CLASS
                                                          ---------  --------------------
                                                               YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,  SEPT. 30,
                                                               1996       1996       1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.05       0.05       0.05
  Net realized and unrealized gain on investments              0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.05       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.05)     (0.05)     (0.05)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.05)     (0.05)     (0.05)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 5.09%      5.19%      5.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                         $264,900   $740,760   $614,101
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.55%      0.45%      0.41%
  Ratio of net investment income to average net assets        5.06%      5.14%      5.47%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.68%      0.62%      0.68%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.93%      4.97%      5.20%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.

---------------------
16

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ---------------------------------------------------------------------------
                                                              SERVICE CLASS (CONT.)
                              -----------------------------------------------------   INSTITUTIONAL CLASS
                                    SIX                                              --------------------
                                 MONTHS       YEAR       YEAR       YEAR       YEAR       YEAR     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,
                               1994 (2)       1994       1993       1992       1991       1996   1995 (3)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.02       0.03       0.03       0.05       0.07       0.05       0.01
  Net realized and
    unrealized gain on
    investments                    0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.03       0.03       0.05       0.07       0.05       0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     3.71%**     3.00%     3.32%      5.22%      7.72%      5.39%      5.65%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $565,305   $527,599   $468,479   $528,397   $543,834   $423,959    $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.41%      0.41%      0.41%      0.43%      0.47%      0.25%      0.26%
  Ratio of net investment
    income to average net
    assets                        3.67%      2.96%      3.27%      5.09%      7.38%      5.33%      5.67%
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.89%      0.89%      0.89%      0.91%      0.94%      0.60%      0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        3.19%      2.48%      2.79%      4.61%      6.91%      4.98%      5.24%
---------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY MONEY MARKET MUTUAL
                                                                                 FUND (1)
                                                          -------------------------------
                                                            CLASS A         SERVICE CLASS
                                                          ---------  --------------------
                                                               YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,  SEPT. 30,
                                                               1996       1996       1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.05       0.05       0.05
  Net realized and unrealized gain on investments              0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.05       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.05)     (0.05)     (0.05)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.05)     (0.05)     (0.05)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 4.95%      5.03%      5.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $53,706  $1,340,325 $1,001,707
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.55%      0.45%      0.42%
  Ratio of net investment income to average net assets        4.96%      4.98%      5.32%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.67%      0.60%      0.66%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.84%      4.83%      5.08%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.

---------------------
18

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             TREASURY MONEY MARKET MUTUAL
                                                                                         FUND (1) (CONT.)
                              ---------------------------------------------------------------------------
                                                              SERVICE CLASS (CONT.)   INSTITUTIONAL CLASS
                              -----------------------------------------------------  --------------------
                                 PERIOD       YEAR       YEAR       YEAR       YEAR       YEAR     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,
                               1994 (2)       1994       1993       1992       1991       1996   1995 (3)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.02       0.03       0.03       0.05       0.07       0.05       0.01
  Net realized and
    unrealized gain on
    investments                    0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.03       0.03       0.05       0.07       0.05       0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
  Distributions from net
    realized gain                 (0.00)      0.00       0.00      (0.00)     (0.00)      0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                   3.75%**      2.81%      3.13%      5.03%      7.42%      5.26%    5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $690,630   $654,950   $614,237   $281,343   $118,623   $540,689    $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.43%      0.43%      0.43%      0.45%      0.48%      0.25%      0.26%
  Ratio of net investment
    income to average net
    assets                        3.72%      2.77%      3.04%      4.73%      7.10%      5.21%      5.42%
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.90%      0.90%      0.91%      0.93%      0.94%      0.59%      0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        3.25%      2.30%      2.56%      4.25%      6.64%      4.87%      4.99%
---------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Money Market Mutual, Prime Money Market Mutual, and Treasury Money Market Mutual Funds (the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Prime Money Market Mutual and Treasury Money Market Mutual Funds prior to September 6, 1996 refers to the Predecessor Funds.

The Money Market Mutual Fund offers Class A, Institutional Class, and Class S Shares. The Prime Money Market Mutual and Treasury Money Market Mutual Funds offer Class A, Institutional Class, and Service Class Shares. The three classes of shares differ principally in the applicable shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average

---------------------
20

                                                   NOTES TO FINANCIAL STATEMENTS
daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating-and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

Each Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortized premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds' adviser pools the Funds' cash and invests in repurchase agreements entered into by the Funds.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Funds at September 30, 1996, were collateralized by U.S. government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of a Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The Money Market Mutual Fund currently has capital loss carryforwards of $85,382 that will expire in the year 2002 and $1,181,926 which will expire in the year 2003. Any loss carryforwards from Pacifica are included in the carryforwards shown above. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Fund and/or Class of shares. Such expenses are being amortized by each Fund on a straight-line basis over 60 months from the date the Fund or share classes commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of each Fund with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to furnish to the Funds investment guidance and policy direction in connection with daily portfolio management. Under such contracts, WFB is entitled to be paid monthly advisory fees at the annual percentage rate of 0.40% of the average daily net assets of the Money Market Mutual Fund and 0.25% of the average daily net assets of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

For the period from October 1, 1995 to March 31, 1996, the Prime Money Market Mutual and Treasury Money Market Mutual Funds were advised by First Interstate Capital Management ("FICM"). Pursuant to the advisory contracts, the Funds paid an advisory fee at an annual rate of 0.30% of the first

---------------------
22

                                                   NOTES TO FINANCIAL STATEMENTS
$500 million, 0.25% of the next $500 million, and 0.20% in excess of $1 billion of each Fund's average daily net assets. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo") and FICM and First Interstate Bank of California ("FICAL") became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB is responsible for providing custody and fund accounting services for the Funds. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the net assets over $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Prime Money Market Mutual and Treasury Money Market Mutual Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide transfer agency services for the Funds. Under the transfer agency agreement with the Money Market Mutual Fund, WFB is entitled to be paid a per account fee plus other related costs with a minimum monthly fee of $3,000 unless net assets of the Fund are under $20 million. For as long as the net assets remain under $20 million, the Money Market Mutual Fund will not be charged any transfer agency fees by WFB. Under the agreements with the Prime Money Market Mutual and Treasury Money Market Mutual Funds, WFB is entitled to be paid transfer agency fees at an annual rate of 0.07% of average daily net assets attributable to the Class A shares, 0.04% of average daily net assets attributable to Service Class shares, and 0.02% of average daily net assets attributable to Institutional Class Shares.

For the period from October 1, 1995 to September 5, 1996, the Prime Money Market Mutual and Treasury Money Market Mutual Funds retained Furman Selz LLC ("Furman Selz") to perform transfer agency services.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. WFB is entitled to be compensated for these services based on an annual rate not to exceed 0.30% of the Class A shares of the Money Market Mutual Fund's average daily net assets, 0.25% of average daily net assets attributable to Class A and

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
Institutional shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds and Institutional and Class S shares of the Money Market Mutual Fund, and 0.20% of the average daily net assets attributable to the Service Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

The servicing fees of the Funds for the period ended September 30, 1996 were as follows:

                                                                    SERVICING
                                                     SERVICING           FEES   SERVICING FEES
                                                          FEES          CLASS    INSTITUTIONAL
FUND                                                   CLASS A      S/SERVICE            CLASS
----------------------------------------------------------------------------------------------
Money Market Mutual Fund*                          $ 7,257,000   $  1,176,803    $       2,443
Prime Money Market Mutual Fund**                       801,388        882,301        1,652,003
Treasury Money Market Mutual Fund**                    153,899      3,022,260        1,432,124

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Prime Money Market Mutual and Treasury Money Market Mutual Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net assets of the Funds' shares owned by shareholders with whom the Service Organization had a servicing relationship.

0FEES WAIVED

Payment of the following fees were waived period ended September 30, 1996.

                                                                        FEES WAIVED  FEES WAIVED
FUND                                                                         BY FIB       BY WFB
------------------------------------------------------------------------------------------------
Money Market Mutual Fund*                                                       N/A  $ 3,884,553
Prime Money Market Mutual Fund**                                        $ 1,553,968    1,347,246
Treasury Money Market Mutual Fund**                                       2,173,591    1,877,973

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

All amounts shown as waived and reimbursed fees on the Statements of Operations for the year ended December 31, 1995 were waived by WFB.

Fee waivers continue at the discretion of WFB. WFB and Stephens have each agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to

---------------------
24

                                                   NOTES TO FINANCIAL STATEMENTS
ensure that the total fund operating expenses do not exceed, on an annual basis, 0.55%, 0.45% or 0.25% of the average daily net assets attributable to the Class A, Service Class, and Institutional Class shares, respectively, of the Prime Money Market Mutual and Treasury Money Market Mutual Funds, and 0.73% of the average net assets attributable to the Institutional Class shares of the Money Market Mutual Fund, for the period from September 6, 1996 through August 31, 1997.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For receiving supervisory and administrative services, the Money Market Mutual Fund has agreed to pay Stephens a monthly fee at the annual rate of 0.03% of its average daily net assets and the Prime Money Market Mutual and Treasury Money Market Mutual Funds have agreed to pay Stephens a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets.

For the period from April 15, 1996 to September 5, 1996, Furman Selz provided administrative services for the operation of the Funds. As compensation for such services, each Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of the Fund. For the period from October 1, 1995 to April 15, 1996, The Dreyfus Corporation ("Dreyfus") provided administrative services for the operation of the Funds. As compensation for such services, the Funds paid Dreyfus an annual fee payable monthly equal to 0.10% of the average daily net assets of the Fund.

The Company has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"), whereby each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A shares of the Funds. Each Fund may participate in joint distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

The separate Class S Distribution Plan for the Money Market Mutual Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class S shares. Total distribution expenses related to the Class S shares of the Fund were $3,587,118 for the nine months ended September 30, 1996 and $2,215,338 for the year ended December 31, 1995.

For the period from October 1, 1995 to September 5, 1996, the Prime Money Market Mutual and Treasury Money Market Mutual Funds had adopted
Distri-

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
bution Plans pursuant to Rule 12b-1 under the 1940 Act. The Plans provided for payments by each Fund equal to 0.05% of the average daily net assets of the Class A shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

Certain officers and directors of the Company are also officers of Stephens. At September 30, 1996, Stephens owned 11,166 shares of the Money Market Mutual Fund, three shares of the Prime Money Market Mutual Fund and one share of the Treasury Money Market Mutual Fund.

3. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $.001 par value capital stock authorized by the Company. At September 30, 1996, the Prime Money Market Mutual and Treasury Money Market Mutual Funds were authorized to issue 3 billion of each class of shares of $.001 par value capital stock. The Money Market Mutual Fund was authorized to issue 6 billion Class A shares, 5 billion Institutional Class shares and 2 billion Class S shares. Transactions in capital shares were as follows:

                                                                      MONEY MARKET MUTUAL FUND
                                              ------------------------------------------------
                                                FOR THE NINE          FOR THE          FOR THE
                                                MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                              SEPT. 30, 1996    DEC. 31, 1995    DEC. 31, 1994
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       2,061,102,906    2,284,460,229    2,694,494,544
  Shares issued in reinvestment of dividends
    -- Class A                                   111,610,934      146,963,258       32,541,176
  Shares redeemed -- Class A                  (1,266,036,895)  (1,881,762,423)    (700,482,027)
NET INCREASE IN SHARES OUTSTANDING -- CLASS
 A                                               906,676,945      549,661,064    2,026,553,693
  Shares sold -- Class S                       1,063,771,625                0                0
  Shares issued in reinvestment of dividends
    -- Class S                                    19,240,628                0                0
  Shares redeemed -- Class S                  (1,002,807,161)               0                0
NET INCREASE IN SHARES OUTSTANDING --
 SERVICE CLASS                                    80,205,092                0                0
  Shares sold -- Institutional Class              19,474,700    1,211,984,821                0
  Shares issued in reinvestment of dividends
    -- Institutional Class                                 0       10,735,964                0
  Shares redeemed -- Institutional Class            (890,817)    (603,622,562)               0
NET INCREASE IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                              18,583,883      619,098,223                0

---------------------
26

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                PRIME MONEY MARKET MUTUAL FUND
                                                              --------------------------------
                                                                      FOR THE          FOR THE
                                                                   YEAR ENDED       YEAR ENDED
                                                               SEPT. 30, 1996   SEPT. 30, 1995
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                          831,632,592                0
  Shares issued in reinvestment of dividends -- Class A               916,433                0
  Shares redeemed -- Class A                                     (567,563,822)               0
NET INCREASE IN SHARES OUTSTANDING -- CLASS A                     264,985,203                0
  Shares sold -- Service Class                                  2,007,890,215    8,252,511,223
  Shares issued in reinvestment of dividends -- Service
    Class                                                             117,361                0
  Shares redeemed -- Service Class                             (1,881,188,709)  (8,203,819,000)
NET INCREASE IN SHARES OUTSTANDING -- SERVICE CLASS               126,818,867       48,692,223
  Shares sold -- Institutional Class                            5,079,737,453      104,661,000
  Shares issued in reinvestment of dividends --
    Institutional Class                                               176,187                0
  Shares redeemed -- Institutional Class                       (4,686,437,789)     (74,055,000)
NET INCREASE IN SHARES OUTSTANDING -- INSTITUTIONAL CLASS         393,475,851       30,606,000

                                                                  TREASURY MONEY MARKET MUTUAL
                                                                                          FUND
                                                               -------------------------------
                                                                      FOR THE          FOR THE
                                                                   YEAR ENDED       YEAR ENDED
                                                               SEPT. 30, 1996   SEPT. 30, 1995
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                          265,329,368                0
  Shares issued in reinvestment of dividends -- Class A               303,969                0
  Shares redeemed -- Class A                                     (211,928,115)               0
NET INCREASE IN SHARES OUTSTANDING -- CLASS A                      53,705,222                0
  Shares sold -- Service Class                                  3,893,787,080   20,388,947,721
  Shares issued in reinvestment of dividends -- Service Class         227,942                0
  Shares redeemed -- Service Class                             (3,555,407,931) (20,077,871,000)
NET INCREASE IN SHARES OUTSTANDING -- SERVICE CLASS               338,607,091      311,076,721
  Shares sold -- Institutional Class                            4,920,884,222      120,817,000
  Shares issued in reinvestment of dividends -- Institutional
    Class                                                           1,018,863                0
  Shares redeemed -- Institutional Class                       (4,417,665,197)     (84,374,000)
NET INCREASE IN SHARES OUTSTANDING -- INSTITUTIONAL CLASS         504,237,888       36,443,000

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Mutual Fund, Prime Money Market Mutual Fund, and Treasury Money Market Mutual Fund (three of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations of the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund for the year then ended, and the Money Market Mutual Fund for the nine months ended September 30, 1996, and the year ended December 31, 1995, the statements of changes in net assets of the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund for the year then ended, and the Money Market Mutual Fund for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, and May 4, 1994 expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

---------------------
28

-----------------
PROXY VOTING RESULTS
PROPOSAL 1.

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Portfolio, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which are substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates are unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

  PACIFICA PRIME MONEY MARKET FUND

FOR              AGAINST    ABSTAIN
-----------------------------------
678,924,247    2,134,814  6,110,434

  PACIFICA TREASURY MONEY MARKET FUND

FOR              AGAINST    ABSTAIN
-----------------------------------
1,292,542,000  6,398,033  3,315,460

  PACIFICA ASSET PRESERVATION FUND

FOR          AGAINST    ABSTAIN
-------------------------------
2,167,154     33,428    325,576

  PACIFICA MONEY MARKET FUND

FOR             AGAINST    ABSTAIN
----------------------------------
 104,414,911    412,947  6,165,441

PROPOSAL 2.

To approve the Agreement and Plan of Reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of Pacifica Prime Money Market and Treasury Money Market Funds to corresponding Prime Money Market Mutual and Treasury Money Market Mutual Funds of Stagecoach Funds, Inc., in exchange for shares of the designated classes of Stagecoach Funds.

  PACIFICA PRIME MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
677,404,903      1,970,854  7,790,777

  PACIFICA TREASURY MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
1,287,849,248   11,199,119  3,207,125

  PACIFICA ASSET PRESERVATION FUND

FOR          AGAINST    ABSTAIN
-------------------------------
2,156,840     38,758    330,549

  PACIFICA MONEY MARKET FUND

FOR             AGAINST    ABSTAIN
----------------------------------
 103,499,585    755,134  6,738,581

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
30

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                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
32

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC0506 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds